SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
20. SUBSEQUENT EVENTS

Subsequent to December 31, 2016, the Company successfully rolled over $83.7 million short-term borrowings outstanding as of December 31, 2016.

On February 10, 2017, the Company changed the number of the Company's shares represented by each American Depositary Share ("ADS") from two (2) shares to ten (10) shares (the "Ratio Change").

Subsequent to December 31, 2016, the Company obtained related party loans of RMB 30 million ($4.3 million), with an annual interest rate of 5.44% and six months' borrowing period.